INITIAL PUBLIC OFFERING (Details) - USD ($)			10 Months Ended
	Jul. 13, 2021	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Common shares, par value (in dollars per share)				$ 0.00001
Galata Acquisition Corp.
INITIAL PUBLIC OFFERING
Gross proceeds			$ 140,317,771
Galata Acquisition Corp. | Class A ordinary shares
INITIAL PUBLIC OFFERING
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Initial Public Offering | Galata Acquisition Corp.
INITIAL PUBLIC OFFERING
Number of units sold		12,500,000
Price per share		$ 10.00
Gross proceeds		$ 125,000,000
Number of warrants in a unit		0.5
Initial Public Offering | Galata Acquisition Corp. | Class A ordinary shares
INITIAL PUBLIC OFFERING
Price per share		$ 0.0001
Number of shares in a unit		1
Number of shares per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option | Galata Acquisition Corp.
INITIAL PUBLIC OFFERING
Number of units sold	1,875,000
Price per share	$ 10.00
Gross proceeds	$ 18,750,000